Taxation	12 Months Ended
Jun. 30, 2026
Taxation [Abstract]
TAXATION

18. TAXATION

Cayman Islands

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

Hong Kong

According to Tax (Amendment) (No. 3) Ordinance 2018 published by Hong Kong government, form April 1, 2018, under the two-tiered profits tax rates regime, the profits tax rate for the first HKD2 million of assessable profits will be lowered to 8.25% while the remaining profits will continue to be taxed at the existing tax rate of 16.5%. DSY HK was not subject to Hong Kong profit tax for any period presented as it did not have assessable profit during the years presented.

PRC

Generally, the Group’s subsidiaries of PRC resident enterprises under PRC tax law, are subject to enterprise income tax on their worldwide taxable income as determined under PRC tax laws and accounting standards at a rate of 25%.

From January 1, 2023 to December 31, 2027, the State Taxation Administration of the PRC provided a preferential enterprise income tax rate on small-scale and low-profit enterprises whose annual taxable income is less than RMB3 million. For small-scale and low-profit enterprises, the portion of taxable income not exceeding RMB3 million can be counted at a reduced rate of 25%, and the enterprise income tax is calculated at a tax rate of 20%.

In December 2023, the FASB issued ASU 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures,” which requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. The Group adopted the new standard on July 1, 2025 on a prospective basis.

The income tax provision consists of the following components:

	For the year ended
	June 30, 2026
	PRC	Other areas	Total
	USD	USD	USD
(Loss)/income before income tax expenses	(2,602,713)	(1,634,522)	(4,237,235)
Current income tax expenses	-	-	-
Deferred income tax benefit	562,631	-	562,631
Total income tax benefit	562,631	-	562,631

	For the years ended
	June 30,
	2025	2024
	USD	USD
Current income tax expenses	(201,629)	(71,862)
Deferred income tax (expense)/ benefit	(27,274)	123,328
Total income tax (expenses)/ benefit	(228,903)	51,466

Reconciliation of the differences between statutory tax rate and the effective tax rate:

A reconciliation between PRC statutory tax rate of 25% to the Group’s effective income tax rate after the adoption of ASU 2023-09 was as follows:

	For the year ended
	June 30, 2026
	Amount	Percentage
	USD	%
Statutory tax	1,059,309	25.0%
Foreign tax effects
Hong Kong	(227,763)	(5.4)%
Cayman	(180,868)	(4.3)%
Effect of changes in tax laws or rates enacted in the current year	-	-%
Effect of cross-border tax laws	-	-%
Changes in valuation allowance	(93,511)	(2.2)%
Nontaxable or nondeductible items
Non-deductible expenses	(20,057)	(0.4)%
Other adjustments
Effect of tax holidays inside PRC	(166,582)	(3.9)
NOL true-up	192,103	4.5%
Income tax benefit	562,631	13.3%

A reconciliation between PRC statutory tax rate of 25% to the Group’s effective income tax rate for years prior to the adoption of ASU 2023-09 was as follows:

	For the years ended
	June 30,
	2025	2024
	USD	USD
(Loss)/income before income tax expenses	(32,292,178)	589,019
Computed income tax expense with statutory tax rate of 25%	8,073,045	(147,255)
Tax effect of non-deductible items	(7,902,309)	(10,674)
Changes in valuation allowance	-	-
Write-off of net operating losses carried forward	(231,302)	(72,665)
Effect of preferential tax rate	(168,337)	282,060
Income tax (expense)/benefit	(228,903)	51,466

Deferred tax assets

As of June 30, 2026 and 2025, the significant components of the deferred tax assets are summarized below:

	As of June 30,
	2026	2025
Deferred tax assets:
Net operating loss carried forward	1,100,341	355,135
Impairment of property	137,131	128,034
Allowance for credit loss	-	701
Lease Liability	212,849	-
Net deferred tax liabilities offset	(200,356)	-
Valuation allowance	(171,551)	-
Total deferred tax assets, net	1,078,414	483,870

	As of June 30,
	2026	2025
Deferred tax liabilities:
ROU assets	(200,356)	-
Net deferred tax asset offset	200,356	-
Total deferred tax liabilities	-	-

As of June 30, 2026 and 2025, the Group had net operating loss carryforwards of approximately $5,811,551 and $1,875,027, respectively, which arose from the Group’s subsidiaries. As of June 30, 2026 and 2025, deferred tax assets from the net operating loss carryforwards amounted to $1,100,341 and $355,135, respectively.

Movement of Valuation Allowance

The following table shows the movement of valuation allowance for the periods presented:

	For the years ended June 30,
	2026	2025	2024
	USD	USD	USD
Balance at beginning of the year	-	-	-
Provision	168,672	-	-
Foreign exchange effect	2,879	-	-
Balance at end of the year	171,551	-	-

As of June 30, 2026, net operating loss carryforwards will expire, if unused, in the following amounts:

Amount
USD
2027	1,112,615
2028	1,102,918
2029	272,946
2030	3,323,072
2031	-
Total	5,811,551

The Group paid nil of income taxes, net of refund to tax authorities in the year ended June 30, 2026.